SCHEDULE OF REVENUE BY GEOGRAPHIC LOCATIONS (Details)	6 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Revenue Total	$ 651,016	$ 5,077,922	$ 6,200,566
HONG KONG
Revenue Total	574,316	4,479,661	5,924,582
SINGAPORE
Revenue Total	$ 76,700	$ 598,261	$ 275,984